LEASES - Supplemental cash flows information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LEASES
Operating cash outflows from operating leases	$ 9,196	$ 13,522
Operating leases	$ 145	$ 2,640